UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

July 31, 2008       (Unaudited)

Face Value		Value
	U.S. TREASURY OBLIGATIONS 15.01%
	U.S. Treasury Bill
$6,000,000	1.36%, 8/7/08 DN	$5,998,660

TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $5,998,660)		5,998,660

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 85.16%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.03%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,085	1,500,000	$1,530,056

Agreement with Bank of America and Bank of New York (Tri-party), 2.04%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $6,026,341	6,026,000	6,146,612

Agreement with Barclays and Bank of New York (Tri-party), 2.08%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,087	1,500,000	1,530,000

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 2.08%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,087	1,500,000	1,530,075

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,534,906

Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,530,099

Agreement with Fortis Financial Services and Bank of New York (Tri-party), 2.06%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,530,040

Agreement with Goldman Sachs and Bank of New York (Tri-party), 1.80%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations repurchase amount of $1,500,075	1,500,000	1,530,096

Agreement with Greenwich Capital Markets Inc., and J.P. Morgan Chase & Co. (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,530,040

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,533,956

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 2.08%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,087	1,500,000	1,532,370

Agreement with J.P. Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party) 2.00%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,083	1,500,000	1,533,315

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,536,664

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 2.07%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $7,000,403	7,000,000	7,140,926

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 2.00%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,083	1,500,000	1,530,338

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 2.06%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $1,500,086	1,500,000	1,534,867

TOTAL REPURCHASE AGREEMENTS (Cost $34,026,000)		34,026,000	34,734,360

TOTAL INVESTMENTS (Cost $40,024,660)	100.17%	$40,024,660
Liabilities in Excess of Other Assets	-0.17%	(68,554)
NET ASSETS	100.00%	$39,956,106

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $40,024,660

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2008       (Unaudited)

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 61.11%
	Federal Home Loan Bank
$20,000,000	2.36%*, 8/1/08	$20,000,000
25,000,000	2.56%*, 8/20/08	25,000,000
15,000,000	2.23%, 9/5/08 DN	14,967,625
20,000,000	2.71%, 4/3/09	20,000,000

	Federal Home Loan Mortgage Corporation
25,000,000	2.17%, 8/4/08 DN	24,995,500
20,000,000	2.15%, 8/18/08 DN	19,979,883
20,000,000	2.23%, 9/12/08 DN	19,948,200
20,000,000	2.34%, 10/14/08 DN	19,904,375
15,000,000	2.73%, 12/23/08 DN	14,838,000

	Federal National Mortgage Association
30,000,000	2.17%, 8/13/08 DN	29,978,400
15,000,000	2.22%, 9/3/08 DN	14,969,612
30,000,000	2.36%, 9/10/08 DN	29,921,667
25,000,000	2.06%*, 10/23/08	24,997,560

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $279,500,822)		279,500,822

			Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 38.97%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 2.15%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,896		15,000,000	$15,300,358

Agreement with Bank of America and Bank of New York (Tri-party), 2.15%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $53,232,179		53,229,000	54,293,773

Agreement with Barclays and Bank of New York (Tri-party), 2.15%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,896		15,000,000	15,300,288

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 2.18%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,908		15,000,000	15,300,569

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party) 2.19%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,913		15,000,000	15,302,742

Agreement with Deutsche Bank and Bank of New York (Tri-party), 2.18%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $50,003,028		50,000,000	51,003,765

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 2.16%, dated 7/31/08 and maturing 8/1/08, collateralized by United States Government and Agency Obligations with a repurchase amount of $15,000,900		15,000,000	15,302,470

TOTAL REPURCHASE AGREEMENTS (Cost $178,229,000)		178,229,000	181,803,965

TOTAL INVESTMENTS (Cost $457,729,822)	100.08%	$457,729,822
Liabilities in Excess of Other Assets	-0.08%	(383,581)
NET ASSETS	100.00%	$457,346,241

*Floating rate security - rate disclosed as of July 31, 2008.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $457,729,822

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Listed Private Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2008 (Unaudited)

	SHARES	MARKET VALUE (NOTE 1)
COMMON STOCKS (97.77%)

DIVERSIFIED (6.04%)

Diversified Operations (3.30%)
Wendel Investissement	1,860	$207,762

Holding Companies-Diversified (2.74%)
Leucadia National Corp.	3,850	172,365

TOTAL DIVERSIFIED		380,127

FINANCIAL (88.91%)

Closed-End Funds (13.38%)
AP Alternative Assets LP	11,400	125,286
Candover Investments PLC	5,020	214,432
Continental Venture Capital, Ltd.	166,700	152,256
Dunedin Enterprise Investment Trust PLC	921	6,481
Electra Private Equity PLC (a)	5,175	157,763
Graphite Enterprise Trust PLC	11,600	94,501
HgCapital Trust PLC	5,300	90,347
		841,066
Diversified Financial Services (19.00%)
Brait SA	37,300	94,060
Conversus Capital LP	19,250	452,567
Fortress Investment Group LLC, Class A	13,200	156,552
Onex Corp.	9,950	271,112
The Blackstone Group LP	11,875	220,519
		1,194,810
Investment Companies (34.06%)
American Capital Strategies, Ltd.	8,700	176,784
Ares Capital Corp.	5,775	66,008
BlackRock Kelso Capital Corp.	7,805	76,177
Capital Southwest Corp.	1,300	169,507
CapMan Oyj, B Shares	29,000	98,613
Eurazeo	1,762	176,423
European Capital, Ltd.	26,933	235,263
KKR Financial Holdings LLC	5,950	61,107
KKR Private Equity Investors LP	38,750	514,213
MVC Capital, Inc.	7,650	107,712
NGP Capital Resources Co.	7,075	114,969
Prospect Capital Corp.	8,725	115,170
Ratos AB, B Shares	7,950	229,146
		2,141,092

REITS (1.61%)
CapitalSource, Inc.	8,725	101,385

Venture Capital (20.86%)
3i Group PLC	23,425	418,817
3i Infrastructure PLC	45,000	105,030
Altamir Amboise	15,350	155,633
Deutsche Beteiligungs AG	4,475	123,272
GIMV N.V.	1,580	98,410
IP Group PLC (a)	32,200	69,570
JAFCO Co., Ltd.	4,300	166,603
Japan Asia Investment Co., Ltd.	17,000	77,212
NIF SMBC Ventures Co., Ltd. (a)	100	97,326
		1,311,873

TOTAL FINANCIAL		5,590,226

UTILITIES (2.82%)

Electric (2.82%)
Babcock & Brown Infrastructure Group	209,600	177,624

TOTAL UTILITIES		177,624

TOTAL COMMON STOCKS (Cost $6,338,558)		6,147,977

			MARKET
	7-DAY YIELD	SHARES	VALUE (NOTE 1)
SHORT TERM INVESTMENTS (2.43%)

MONEY MARKET FUND (2.43%)
Dreyfus Cash Advantage Plus Fund(b)	2.63%	152,748	152,748

TOTAL MONEY MARKET FUND			152,748

TOTAL SHORT TERM INVESTMENTS (Cost $152,748)			152,748

TOTAL INVESTMENTS (100.20%) (Cost $6,491,306)			$6,300,725

Liabilities In Excess Of Other Assets (-0.20%)			(12,358)

NET ASSETS (100.00%)			$6,288,367

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

OYJ - Public Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a) Non-Income Producing Security.

(b) Investments in other mutual funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

U.S. TREASURY MONEY MARKET FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2008 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The statement of investments included herein relate to the Trust’s U.S. Treasury Money Market Fund (the “Fund”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,”on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$40,024,660	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$40,024,660	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended July 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At July 31, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

U.S. Treasury
Money Market Fund
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation/(depreciation)	$—
Cost of investments for income tax purposes	$40,024,660

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2008 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The statement of investments included herein relate to the Trust’s American Freedom U.S. Government Money Market Fund (the “Fund”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,”on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$457,729,822	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$457,729,822	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended July 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Repurchase Agreements: In some cases, the Fund’s custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: It is the Fund’s policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At July 31, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

American Freedom U.S. Government
Money Market Fund
Gross appreciation (excess of value over tax cost)	$—
Gross depreciation (excess of tax cost over value)	$—
Net unrealized appreciation/(depreciation)	$—
Cost of investments for income tax purposes	$457,729,822

LISTED PRIVATE EQUITY FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2008 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation:  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to the Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Fund.

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund generally values their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a readily available market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements.  The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.   The Fund did not have forward foreign currency contacts at July 31, 2008.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on December 31, 2007. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•                  Level 1 – Quoted prices in active markets for identical investments

•                  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$6,300,725	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$6,300,725	—

(a) Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended July 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management has concluded there is no impact on the adoption of SFAS No. 159 on the Fund’s financial statements.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate capital of the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Use of Estimates:  The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of July 31, 2008, the Fund reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Funds. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended April 30, 2008. The Fund’s Colorado tax return filings remain open for the years ended April 30, 2008. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Recent Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

2.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At July 31, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Listed
Private Equity Fund
Gross appreciation (excess of value over tax cost)	$186,464
Gross depreciation (excess of tax cost over value)	$(374,263)
Net unrealized appreciation/(depreciation)	$(187,799)
Cost of investments for income tax purposes	$6,488,524

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 29, 2008

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